FIRST EAGLE COMPLETION FUND TRUST

(FIRST EAGLE HIGH YIELD MUNICIPAL COMPLETION FUND)


1345 Avenue of the Americas

New York, New York 10105


INVESTMENT ADVISORY AGREEMENT


This Investment Advisory Agreement, is entered into as of June 5, 2025 by and between FIRST EAGLE COMPLETION FUND TRUST, a Delaware statutory trust
(the "Trust") with respect to FIRST EAGLE HIGH YIELD MUNICIPAL COMPLETION FUND (a portfolio of the Trust and referred to herein as the "Fund") and FIRST EAGLE INVESTMENT MANAGEMENT, LLC, a registered investment adviser organized under the laws of the State of Delaware (the "Adviser").


WITNESSETH:

WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act");

WHEREAS, the Fund is a separate portfolio and series of shares of the Trust with assets and liabilities thereof limited to such portfolio under the terms set out in the Trust's Agreement and Declaration of Trust;


NOW, THEREFORE, the parties agree as follows:


1. The Trust hereby appoints the Adviser to act as investment adviser to the Fund, for the period and on the terms set forth in this Agreement. The Adviser accepts such appointment and agrees to render the services herein described, for the compensation herein provided.


2. Subject to the supervision of the Board of Trustees of the Trust (the "Board of Trustees"), the Adviser shall manage the investment operations of the Fund and the composition of the Fund's portfolio, including the purchase, retention and disposition thereof, in accordance with the Fund's investment objective, policies and restrictions as stated in the Prospectus and Statement of Additional Information of the Fund and subject to the following understandings:


(a) The Adviser shall provide supervision of the Fund's investments and determine from time to time what investments, securities or commodity futures contracts and options thereon ("futures") will be purchased, retained, sold or loaned by the Fund, and what portion of the assets will be invested or held uninvested.


(b) The Adviser shall use its best judgment in the performance of its duties under this Agreement.


(c) The Adviser, in the performance of its duties and obligations under this Agreement, shall act in conformity with the Agreement and Declaration of Trust, the Prospectus and Statement of Additional Information of the Fund and with the instructions and directions of the Board of Trustees and will conform to and comply with the requirements of the 1940 Act and all other applicable federal and state laws and regulations.


(d) The Adviser shall determine the investments, securities and futures to be purchased or sold by the Fund and will place orders pursuant to its determinations with or through such persons, brokers, dealers or futures commission merchants (which may include affiliates of the Adviser) in conformity with the policy with respect to brokerage as set forth in the Fund's Prospectus and Statement of Additional Information or as the Board of Trustees may direct from time to time. In providing the Fund with investment management, it is recognized that the Adviser will give primary consideration to securing most favorable prices and efficient executions. Consistent with this policy, the Adviser may consider the financial responsibility, research and investment information and other services provided by brokers, dealers or futures commission merchants who may effect or be a party to any such transaction or other transactions to which other clients of the Adviser may be a party. It is understood that neither the Fund nor the Adviser has adopted a formula for allocation of the Fund's investment business. It is also understood that it is desirable for the Fund that the Adviser have access to supplemental investment and market research and security and economic analysis provided by brokers or futures commission merchants who may execute brokerage transactions at a higher cost to the Fund than may result when allocating brokerage to other brokers or futures commission merchants on the basis of seeking the most favorable prices and efficient executions. Therefore, the Adviser is authorized to place orders for the purchase and sale of securities or futures for the Fund with such brokers or futures commission merchants, subject to review by the Board of Trustees, from time to time, with respect to the extent and continuation of this practice. It is understood that the services provided by such brokers or futures commission merchants may be useful to the Adviser in connection with its services to other clients.


On occasions when the Adviser deems the purchase or sale of a security or a futures contract to be in the best interest of the Fund as well as other clients, the Adviser, to the extent permitted by applicable laws and regulations, may, but shall be under no obligation to, aggregate the securities or futures contract to be so sold or purchased in order to obtain the most favorable price or lower brokerage commissions and efficient execution. In such event, allocation of the securities or futures contract so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Fund and to such other clients.


(e) The Adviser shall maintain all books and records with respect to the Fund's portfolio transactions that the Fund is required to keep under Rule 31a-1 under the 1940 Act.


(f) The Adviser shall provide the Fund on each business day with information relating to all transactions concerning the Fund's assets.


(g) The investment management services provided by the Adviser hereunder are not to be deemed exclusive, and the Adviser shall be free to render similar services to others.


(h) Nothing herein shall prohibit the Board of Trustees from approving the payment by the Trust of additional compensation to others for consulting services, supplemental research and security and economic analysis.


3. The Fund has delivered (or will deliver the same as soon as available) to the Adviser copies of each of the following documents and will deliver to it all future amendments and supplements, if any:


(a) Certified resolutions of the Board of Trustees authorizing the appointment of the Adviser and approving the form of this Agreement;


(b) The Registration Statement under the 1940 Act, as amended, on Form N-1A (the "Registration Statement"), as filed with the Securities and Exchange Commission (the "Commission") relating to the Fund and all amendments thereto;


(c) The Fund's Notification of Registration of under the 1940 Act on Form N-8A as filed with the Commission and all amendments thereto; and


(d) Prospectus and Statement of Additional Information of the Fund (such Prospectus and Statement of Additional Information, as currently in effect and as amended or supplemented, from time to time, being herein called the "Prospectus").


4. The Adviser shall authorize and permit any of its directors, officers and employees who may be elected as directors or officers of the Fund to serve in the capacities in which they are elected. Services to be furnished by the Adviser under this Agreement may be furnished through the medium of any of such directors, officers or employees.


5. The Adviser shall keep the Fund's books and records required to be maintained by it pursuant to paragraph 2 hereof. The Adviser agrees that all records which it maintains for the Fund are the property of the Fund and it will surrender promptly to the Fund any of such records upon the Fund's request. The Adviser further agrees to preserve for the periods prescribed by Rule 31a-2 of the Commission under the 1940 Act any such records as are required to be maintained by the Adviser pursuant to paragraph 2 hereof.


6. (a) The Adviser shall receive no compensation from the Fund for its services provided pursuant to this Agreement. The Fund understands and agrees, however, that the Adviser and its affiliates expect to receive compensation from third parties in connection with the Adviser's provision of services hereunder.


(b) The Adviser will provide investment, advisory, research and statistical facilities and all clerical services relating to research, statistical and investment work. During the term of this Agreement, the Adviser will pay all expenses incurred in connection with its obligations under this Agreement, except any expenses that are paid by a party other than us under the terms of any other agreement to which the Fund is a party or a third-party beneficiary. The Adviser assumes and shall pay for maintaining its staff and personnel and shall, at the Adviser's expense, provide the equipment, office space and facilities necessary to perform the Adviser's obligations under this Agreement.


(i) The Adviser shall also be responsible for and hereby assumes the obligation for payment of all of the Fund's expenses that might otherwise be required to be included as "other expenses" of the Fund for purposes of Item 3 of Form N-lA (other than expenses described in (b)(ii) of this paragraph 6), including, without limitation, the following expenses: (1) expenses of the Fund's independent public accountants; (2) expenses of the Fund's transfer agent(s), registrar, dividend disbursing agent(s) and shareholder recordkeeping services; (3) expenses of the Fund's custodian, including any recordkeeping services provided by the custodian; (4) expenses relating to obtaining quotations for calculating the value of the Fund's net assets; (5) expenses relating to the preparation of such reports and other materials as may reasonably be requested by the Fund's Trustees; (6) expenses relating to the maintenance of the Fund's tax records; (7) expenses, including expenses relating to the procurement of legal services, incident to meetings of the Fund's shareholders, the preparation and mailing of the Fund's prospectuses and reports to the Fund's shareholders, the filing of reports with regulatory bodies, the maintenance of the Fund's existence and qualification to do business and the registration of shares with federal and state securities authorities; (8) fees and expenses of the Fund's Trustees and officers, and the fees and expenses of any legal counsel or any other persons engaged by such persons in connection with the discharge of their duties as Trustees or officers; (9) costs of printing certificates representing the Fund's shares;
(10) the Fund's pro rata portion of the fidelity bond required by Section 17(g) of the Act or other insurance premiums; and (11) association membership dues.


(ii) The Fund shall bear, and the Adviser will not be required to pay hereunder: (1) taxes or governmental fees; (2) brokers' commissions; (3) costs, including any interest expenses, of borrowing money and other leveraging methods; (4) acquired fund fees and expenses, (5) extraordinary expenses, including extraordinary legal expenses and expenses incurred in connection with litigation, proceedings, or other claims and/or the legal obligations of us to indemnify the Fund's trustees, officers, employees, shareholders, distributors and agents with respect thereto; and (6) the Fund's organizational and offering expenses to the extent authorized by the Board of Trustees, and any other expenses that are capitalized in accordance with generally accepted accounting principles. For the avoidance of doubt, any service required by the Trust that is not a responsibility of the Adviser hereunder may be separately contracted with the Adviser and its affiliates, in which case the Adviser or such affiliate will be separately compensated.


7. The Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which this Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement.


8. This Agreement shall continue for an initial two-year term after the effective date hereof and from year to year thereafter, but only so long as such year to year continuance is specifically approved at least annually in conformity with the requirements of the 1940 Act; provided, however, that this Agreement may be terminated by the Fund at any time, without the payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting interests (as defined in the 1940 Act) of the Fund, or by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other party. This Agreement shall terminate automatically in the event of its assignment
(as defined in the 1940 Act) by the Adviser.


9. Nothing in this Agreement shall limit or restrict the right of any of the Adviser's directors, officers, or employees who may also be a director, officer or employee of the Fund to engage in any other business or to devote time and attention in part to the management or other aspects of any business, whether of a similar or a dissimilar nature, nor limit or restrict the Adviser's right to engage in any other business or to render services of any kind to any other corporation, firm, individual or association.


10. Except as otherwise provided herein or authorized by the Board of Trustees, from time to time, the Adviser shall for all purposes herein be deemed to be an independent contractor and shall have no authority to act for or represent the Fund in any way or otherwise be deemed an agent of the Fund.


11. During the term of this Agreement, the Fund agrees to furnish the Adviser at its principal office all prospectuses, proxy statements, reports to Shareholders, sales literature, or other material prepared for distribution to Shareholders of the Fund or the public, which refer to the Adviser in any way, prior to use thereof and not to use such material if the Adviser reasonably objects in writing within five business days (or such other time as may be mutually agreed) after receipt thereof. In the event of termination of this Agreement, the Fund will continue to furnish to the Adviser copies of any of the above-mentioned materials which refer in any way to the Adviser. Sales literature may be furnished to the Adviser hereunder by first class or overnight mail, facsimile transmission equipment or hand delivery. The Fund shall furnish or otherwise make available to the Adviser such other information relating to the business affairs of the Fund as the Adviser at any time, or from time to time, reasonably requests in order to discharge its obligations hereunder.


12. This Agreement constitutes the entire Agreement between the parties with respect to the subject matter hereof. This Agreement may be amended by mutual consent, but the consent of the Fund must be approved in conformity with the requirements of the 1940 Act.


13. Any notice or other communication required to be given pursuant to this Agreement shall be deemed duly given if delivered or mailed by registered mail, postage prepaid, (1) to the Adviser at 1345 Avenue of the Americas, New York, NY 10105, Attention: General Counsel; or (2) to the Fund at 1345 Avenue of the Americas, New York, NY 10105, Attention: Secretary.


14. This Agreement shall be governed by and construed in accordance with the laws of the State of New York. Anything herein to the contrary notwithstanding, this Agreement shall not be construed to require, or to impose any duty upon, either of the parties to do anything in violation of any applicable laws or regulations.


15. The Fund may use the name "First Eagle" in connection with the name of the Fund or any variant thereof, only for so long as this Agreement or any extension, renewal or amendment hereof remain in effect, including any similar agreement with any organization which shall have succeeded to the Adviser's business as investment adviser, or the Distribution and Services Agreement between the Fund and FEF Distributors, LLC (the "Distributor") or any extension, renewal or amendment thereof, remains in effect, including any similar agreement with any organization which shall have succeeded to the Distributor's business as distributor. At such time as such Agreement shall no longer be in effect, the Fund will (to the extent that it lawfully can) cease to use such a name or any other name indicating that it is advised by, managed by or otherwise connected with the Adviser, the Distributor or any organization which shall have so succeeded to such businesses. In no event shall the Fund use the names "First Eagle Investment Management," or any variant thereof if the Adviser's or Distributor's functions are transferred or assigned to a company of which First Eagle Holdings, Inc. ("FE Holdings") does not have control. In the event that such Agreement shall no longer be in effect or the Adviser's or Distributor's functions are transferred or assigned to a company of which FE Holdings does not have control, the Fund shall use its best efforts to legally change its name by filing the required documentation with appropriate state and federal agencies.


16. If any occasion should arise in which the Adviser gives any advice to its clients concerning the shares of the Trust, the Adviser will act solely as investment counsel for such clients and not in any way on behalf of the Trust except to the extent that the Adviser is acting as principal underwriter of the Shares of the Fund. In connection with purchases or sales of portfolio securities for the account of the Fund, neither the Adviser nor any of its Trustees, officers or employees will act as a principal.



IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below as of the day and year first above written.


FIRST EAGLE COMPLETION FUND TRUST


By:_____________________
Name: SHEELYN MICHAEL

Title: Secretary

FIRST EAGLE INVESTMENT MANAGEMENT, LLC


By:_____________________
Name: MEHDI MAHMUD

Title: President and CEO